Significant Accounting Policies - Franchise Taxes (Details) - Iris Parent Holding Corp - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Line Items]
Franchise tax, penalties and interest	$ 405	$ 378
Accrued franchise tax liability	$ 805	$ 400